Leases - Schedule of Consolidated Statement of Financial (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Consolidated Statement Of Financial [Abstract]
Current	$ 106	$ 138
Non-current		109
Lease Liabilities	$ 106	$ 247